Summary of Significant Accounting Policies (Details) - Schedule of Property and Equipment are Stated at Cost less Accumulated Depreciation	12 Months Ended
Dec. 31, 2023
Building [Member]
Summary of Significant Accounting Policies (Details) - Schedule of Property and Equipment are Stated at Cost less Accumulated Depreciation [Line Items]
Expected useful lives	22 years
Machines [Member]
Summary of Significant Accounting Policies (Details) - Schedule of Property and Equipment are Stated at Cost less Accumulated Depreciation [Line Items]
Expected useful lives	10 years
Electronic equipment [Member]
Summary of Significant Accounting Policies (Details) - Schedule of Property and Equipment are Stated at Cost less Accumulated Depreciation [Line Items]
Expected useful lives	3 years
Furniture, fixtures and equipment [Member]
Summary of Significant Accounting Policies (Details) - Schedule of Property and Equipment are Stated at Cost less Accumulated Depreciation [Line Items]
Expected useful lives	3 years
Vehicle [Member]
Summary of Significant Accounting Policies (Details) - Schedule of Property and Equipment are Stated at Cost less Accumulated Depreciation [Line Items]
Expected useful lives	3 years
Leasehold improvements [Member]
Summary of Significant Accounting Policies (Details) - Schedule of Property and Equipment are Stated at Cost less Accumulated Depreciation [Line Items]
Leasehold improvements	The shorter of useful life and lease term